Stock-Based Compensation	12 Months Ended
Sep. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
16.	Stock-Based Compensation

Employee Stock Purchase Plan

On July 14, 2017, the Company’s stockholders approved the Inspired Entertainment Employee Stock Purchase Plan (the “ESPP”), which provides for the purchase of up to an aggregate of 500,000 shares of common stock by employees pursuant to the terms of the ESPP. The ESPP permits employees of the Company and designated subsidiaries to purchase common stock through payroll deductions during offerings periods under the plan. Six-month offering periods are anticipated to occur each January 1 and July 1 that allow participants to purchase shares based on a percentage of their base salary (from 1% to 10%) not to exceed 500 shares per period or a market value of $25,000 per year. The purchase price for offering periods is anticipated to be equal to 85% of the lower of the fair market values of the stock as of the beginning and the end of the offering period.

The ESPP is administered by the Compensation Committee which has discretion to designate different terms. The Committee approved an initial offering period with non-recurring terms from August 16, 2017 to September 4, 2017 that allowed participants to purchase up to 500 shares at a purchase price equal to 85% for U.S. participants and 80% for non-U.S. participants of the lower of the fair market values of the stock as of the beginning and end of the period. A total of 24,600 shares were purchased on September 4, 2017.

As of September 30, 2017, there were 24,600 shares of common stock issued pursuant to the ESPP and 475,400 shares remain available for purchase under the ESPP. The Company recognized $88 of compensation expense related to the ESPP during the period ended September 30, 2017.

2016 Incentive Plan

The Inspired Entertainment, Inc. 2016 Long-Term Incentive Plan (the “2016 Incentive Plan”) was approved by the Company’s stockholders in connection with the Merger and became effective as of the Closing Date. The Compensation Committee is authorized to grant awards under the 2016 Incentive Plan to employees, officers, directors and other service providers of the Company and its affiliates and to determine the number and types of such awards and the terms, conditions, vesting and other limitations applicable to awards. The 2016 Incentive Plan authorizes a total of 2,778,818 shares to be issued for awards and, as of September 30, 2017, there were 2,768,776 shares subject to outstanding awards and 10,042 shares remaining available for future awards. Awards under the 2016 Incentive Plan have comprised restricted stock and RSUs.

On December 29, 2016, the Company granted 936,173 shares of restricted stock and 722,466 RSUs under the 2016 Incentive Plan to certain members of management that contain both market and service conditions. The weighted average fair value of the awards on the date of grant was $5.63 per share. The grant date fair value of the awards is being recognized as compensation expense over a vesting period ending December 23, 2019, the third anniversary of the Merger. The aggregate grant date fair value of the RSUs amounted to $4,067, of which the Company recorded $1,028 as compensation expense during the period ended September 30, 2017. The aggregate grant date fair value of the restricted stock amounted to $5,271, of which the Company recorded $1,332 as compensation expense during the period ended September 30, 2017.

On January 3, 2017, the Company granted 1,076,272 shares of restricted stock under the 2016 Incentive Plan to certain members of management that contain both market and service conditions. The weighted average fair value of the common stock on the date of grant was $5.51 per share. The aggregate grant date fair value of the awards amounted to $5,927, which is being recognized as compensation expense over a vesting period ending December 23, 2019. The Company recorded $1,482 of compensation expense during the period ended September 30, 2017.

On May 9, 2017, the Company granted 10,000 RSUs under the 2016 Incentive Plan to two employees which contain both market and service conditions. The weighted average fair value of the awards on the date of grant was $5.51 per share. The grant date fair value of the awards is being recognized as compensation expense over a vesting period ending December 23, 2019. The aggregate grant date fair value of the RSUs amounted to $55, of which the Company recorded $9 as compensation expense during the period ended September 30, 2017.

During May 2017, the Company granted 23,865 RSUs under the 2016 Incentive Plan to members of the Company’s Board of Directors. One-half of the RSUs vested on the date of grant, with the remaining RSUs vesting July 1, 2017 and October 1, 2017. The weighted average fair value of the awards on the dates of grant were $10.25 and $12.25 per share, respectively. The grant date fair value of the awards is being recognized as compensation expense over the vesting period. The aggregate grant date fair value of the RSUs amounted to $249, of which the Company recorded $249 as compensation expense during the period ended September 30, 2017.

A summary of the restricted stock award activity is as follows:

Number of Shares

Unvested Outstanding at September 24, 2016	—
Granted	2,041,067
Forfeited	(28,622)
Vested	—
Unvested Outstanding at September 30, 2017	2,012,445

The 28,622 shares shown above as forfeited reflect the reduction by 14,311 shares to each of the awards granted to the Company’s Chief Executive Officer and to the Company’s Executive Chairman on December 29, 2016 and January 3, 2017, respectively, in order to administratively correct an error in the calculation of such awards.

A summary of the RSUs activity is as follows:

Number of Shares

Unvested Outstanding at September 24, 2016	—
Granted	756,331
Forfeited	—
Vested	(17,477)
Unvested Outstanding at September 30, 2017	738,854

Stock-based compensation is recognized as an expense on a straight-line basis over the requisite service period, which is generally the vesting period. The Company recorded non-cash compensation expense of $4,099 for the period ended September 30, 2017.

Total unrecognized compensation expense related to unvested stock awards and unvested RSUs at September 30, 2017 amounts to $11,470 and is expected to be recognized over a weighted average period of 2.2 years.